UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2009 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--8.1%
Christian Dior	401,600	39,668,696
McDonald's	909,600	51,910,872
McGraw-Hill	843,000	21,193,020
News, Cl. A	2,846,708	34,132,029
News, Cl. B	211,000 a	2,951,890
Target	592,900	27,676,572
		177,533,079
Consumer Staples--33.4%
Altria Group	2,999,900	53,428,219
Coca-Cola	2,015,800	108,248,460
Estee Lauder, Cl. A	500,500 a	18,558,540
Fomento Economico Mexicano, ADR	353,300	13,443,065
Kraft Foods, Cl. A	443,068	11,639,396
Nestle, ADR	2,467,250	105,326,903
PepsiCo	858,700	50,371,342
Philip Morris International	2,999,900	146,215,126
Procter & Gamble	1,766,100	102,292,512
SYSCO	586,500	14,574,525
Wal-Mart Stores	870,900	42,752,481
Walgreen	1,608,000 a	60,251,760
Whole Foods Market	199,100 a,b	6,070,559
		733,172,888
Energy--20.4%
Chevron	1,052,000	74,092,360
ConocoPhillips	1,152,200	52,033,352
Exxon Mobil	1,925,698	132,122,140
Halliburton	832,300	22,571,976
Occidental Petroleum	779,400	61,104,960
Peabody Energy	154,500	5,750,490
Royal Dutch Shell, Cl. A, ADR	558,300 a	31,929,177
Total, ADR	928,800	55,040,688
Transocean	157,348 b	13,457,974
		448,103,117
Financial--6.4%
Bank of America	1,323,150	22,387,698
Berkshire Hathaway, Cl. A	357 b	36,057,000
HSBC Holdings, ADR	808,066 a	46,342,585

JPMorgan Chase & Co.	825,800	36,186,556
		140,973,839
Health Care--11.4%
Abbott Laboratories	1,088,700	53,857,989
Becton, Dickinson & Co.	75,000	5,231,250
Intuitive Surgical	26,800 a,b	7,028,300
Johnson & Johnson	1,625,200	98,958,428
Medtronic	353,300	13,001,440
Merck & Co.	422,100 a	13,351,023
Novo Nordisk, ADR	326,800	20,572,060
Roche Holding, ADR	959,100	38,939,460
		250,939,950
Industrial--4.9%
Caterpillar	420,200 a	21,568,866
General Dynamics	135,100	8,727,460
General Electric	2,472,800 a	40,603,376
McDermott International	225,500 b	5,698,385
United Technologies	488,600	29,770,398
		106,368,485
Information Technology--11.6%
Apple	324,000 b	60,059,880
Automatic Data Processing	591,200	23,234,160
Cisco Systems	1,197,100 b	28,179,734
Intel	3,809,900	74,559,743
Microsoft	1,069,200	27,681,588
QUALCOMM	381,700	17,168,866
Texas Instruments	1,013,800	24,016,922
		254,900,893
Materials--2.4%
Freeport-McMoRan Copper & Gold	145,700 a	9,996,477
Praxair	485,500	39,660,495
Rio Tinto, ADR	18,600	3,167,394
		52,824,366
Total Common Stocks
(cost $1,577,580,959)		2,164,816,617

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,570,000)	24,570,000 [c]	24,570,000

Investment of Cash Collateral for

Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $83,264,366)	83,264,366 [c]	83,264,366

Total Investments (cost $1,685,415,325)	103.5%	2,272,650,983
Liabilities, Less Cash and Receivables	(3.5%)	(77,761,721)
Net Assets	100.0%	2,194,889,262

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009 the total market value of the fund's securities on loan is $80,869,530 and the total market value of the collateral held by the fund is $83,264,366.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,685,415,325.

Net unrealized appreciation on investments was $587,235,658 of which $725,330,875 related to appreciated investment securities and $138,095,217 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,810,386,589	-	-	1,810,386,589
Equity Securities - Foreign+	210,163,665	144,266,363	-	354,430,028
Mutual Funds	107,834,366	-	-	107,834,366
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either invested in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                    (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)